                                                    Delaware Corporate Bond Fund
                                            Delaware Extended Duration Bond Fund

                                                              FOR CURRENT INCOME


                                                            service and guidance

               (various photos demonstrating service and guidance,
                       professional management and goals)

                                                         professional management

                                                                            1999
                                                                          Annual
                                                                          Report

goals

DELAWARE(SM)
INVESMENTS
---------------------
Philadelphia o London

A TRADITION OF SOUND INVESTING

A Commitment
To Our Investors

(photo of computer keyboard)
(illustration of waterfall)

commitment

Delaware Investments has a tradition of money management that dates back to 1929. We have a long and distinguished history of helping individuals and institutions - including some of America's largest pension funds - reach their financial goals.
     Headquartered in Philadelphia, a block from the nation's oldest stock exchange, the Delaware organization established its first mutual fund in 1938. Delaware International Advisers Ltd., our international affiliate, was established in 1990 and is headquartered in London.
     Delaware Investments offers a full range of mutual funds. We also manage investments for variable annuities and closed-end funds as well as offer a wide range of retirement plan services for individuals and businesses.
     Delaware Investments has approximately $47 billion in mutual fund assets and institutional advisory accounts under management for more than half-a-million investors.

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

tradition

Investment Objectives
Both Funds seek to provide investors total return.

Table of Contents
LETTER TO SHAREHOLDERS             Page  1
PORTFOLIO MANAGER'S REVIEW         Page  3
PERFORMANCE SUMMARY                Page  7
STATEMENTS OF NET ASSETS           Page  8
FINANCIAL HIGHLIGHTS               Page 13

current income

August 4, 1999
                                                                     for current
                                                                       income
                                                                          1

Dear Shareholder:

OVER THE COURSE OF DELAWARE Corporate Bond Fund's and Delaware Extended Duration Bond Fund's first fiscal year, market conditions for fixed income securities have varied widely. The Funds became available to investors on September 15, 1998, just after a large-scale disruption in global financial markets. Global concerns spread to U.S. investors, prompting investors to sell their riskier investments, including stocks and corporate bonds. This sell-off created attractive buying opportunities for the newly founded Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, each of which invests primarily in corporate bonds rated BB or higher by Moody's and Standard & Poor's.
     Soon after we opened these funds, the Federal Reserve Board reduced the federal funds rate (the rate charged between banks for overnight loans) three times. Their goal was to alleviate investor concerns about a potential slow down in the U.S. economy. This series of moves added necessary liquidity to U.S. financial markets and strengthened investor confidence. The corporate bond market followed suit, staging a strong but short-lived recovery in early winter.
     Spring and early summer brought new concerns. With inflation appearing to be on the rise, there was speculation that the Fed would reverse its strategy and raise the federal funds rate. As a result, the difference between corporate bond yields and U.S. Treasury bond yields widened significantly over the course of the second quarter. Fears of higher interest rates were realized on June 30, 1999, when the Fed raised short-term interest rates by 0.25% to 5.00%.

DESPITE PRESSURES ON BANKS AND FINANCIAL COMPANIES CREATED BY THE FED'S MOVE TO RAISE INTEREST RATES, CORPORATE BONDS HAVE OUTPERFORMED COMPARABLE TREASURIES SO FAR FOR CALENDAR 1999.

LIFETIME CUMULATIVE RETURN
--------------------------------------------------------------------------------
                                                          September 30, 1998
                                                           to July 31, 1999
--------------------------------------------------------------------------------
Delaware Corporate Bond Fund A Class                             -2.82%
Delaware Extended Duration Bond Fund A Class                     -5.60%
--------------------------------------------------------------------------------
Lipper Corporate Debt BBB Fund Average (126 funds)               -1.40%
Salomon Smith Barney Large Pension Fund Index                    -4.05%
Lehman Brothers Corporate Bond Index                             -2.16%
--------------------------------------------------------------------------------

Delaware Corporate Bond and Delaware Extended Duration Bond Funds began operations 9/15/98. Because performance for the Lipper Corporate Debt BBB Fund Average is not available mid-month, performance shown is as of 9/30/98. Performance for Salomon Smith Barney Large Pension Fund Index was provided by Bloomberg Business News. Performance for the Lehman Brothers Corporate Bond Index was provided by Wiesenberger. Performance is calculated at net asset value without effect of sales charges and assumes reinvestment of distributions. Complete Fund performance for all classes can be found on page 7. Past performance does not guarantee future results. During the period an expense limitation of 0.55% was in effect. Performance would have been lower if the limit were not in effect. A direct investment in the unmanaged Salomon Smith Barney Large Pension Fund Index or the Lehman Brothers Corporate Bond Index is not possible.

for current
  income
     2

     Despite these set backs, we believe the U.S. economy has set a healthy backdrop for investing in corporate securities for the following reasons:

o    Corporate profits have generally continued to be healthy; and,
o Despite pressures on banks and financial companies created by the Fed's move to raise interest rates, corporate bonds have outperformed comparable Treasuries so far for calendar 1999. (Source: Lehman Brothers)

     Economic indicators appear to be pointing toward a slight inflationary environment. A possible slight rise in future interest rates could make the corporate bond market more attractive to investors than more conservative types of securities. Performance of mortgage-backed securities, like GNMAs, tends to suffer when interest rates change. This makes corporate bonds a more attractive investment option, in our view.
     On the pages that follow, Gary A. Reed, portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, explains the performance, strategy and selection process for the Funds. We urge you to review his commentary.
     Over the long term, fixed-income securities should continue to provide an attractive level of risk when compared to equity securities. Both Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund can be an attractive component for investors who wish to maintain a well-diversified portfolio.
     Thank you for your continued confidence in Delaware Investments.

                                                                      discipline
Sincerely,

/s/ Wayne A. Stork
------------------
WAYNE A. STORK
Chairman,
Delaware Investments Family of Funds

/s/ David K. Downes
-------------------
DAVID K. DOWNES
President and Chief Executive Officer
Delaware Investments Family of Funds
                                                                     for current
                                                                       income
                                                                          3

Portfolio Manager's Review

GARY A. REED
Vice President and Senior Portfolio Manager
August 4, 1999
                                                 (photo of three people talking)

ECONOMIC OVERVIEW DELAWARE CORPORATE BOND FUND AND Delaware Extended Duration Bond Fund were introduced about a year ago, on September 15, 1998. At this time, the U.S. corporate climate was somewhat unsettled as several foreign countries faced economic and financial problems. Adverse market conditions led to generally poor performance from corporate bonds.
     Later in the year, the Federal Reserve Board launched three consecutive interest rate cuts. Corporate bonds, supported by healthy consumer confidence, rebounded in early 1999. Unfortunately, the rebound and its positive impact on Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, was short-lived.
     Moving into the second quarter, we saw a new bout of investor unease and sluggish performance in the corporate bond arena. Spreads between corporate bonds and Treasury securities widened significantly, which decreased total returns for corporate bonds. We believe this happened for two reasons:

o Growing concerns that the Federal Reserve Board might raise interest rates, which they did on June 30, 1999.
o Worries about Year 2000 technical and compliance issues created challenges for both investors and corporate treasurers who finance bond issues. In order to avoid pressures at the end of the year, many corporations chose to finance their projects earlier in the summer. This pushed the corporate bond supply to high levels, causing the difference between corporate bond yields and Treasury yields to widen. This, in turn, hurt performance in the corporate bond arena.

                                                                        overview

PORTFOLIO HIGHLIGHTS AND CREDIT QUALITY
--------------------------------------------------------------------------------
JULY 31, 1999
                                        Delaware            Delaware
                                        Corporate       Extended Duration
                                        Bond Fund           Bond Fund
--------------------------------------------------------------------------------
AAA                                       19.3%               16.1%
AA                                        13.0%                7.2%
A                                         17.7%               22.0%
BBB                                       40.0%               45.0%
BB                                         9.1%                8.8%
--------------------------------------------------------------------------------
Average Effective Duration             5.41 years          8.95 years
Average Effective Maturity             8.76 years         18.54 years
Average Quality                             A                   A
Current 30-Day SEC Yield*                 6.34%               6.82%
Number of Bonds                            54                  56
--------------------------------------------------------------------------------
* For A Class shares measured according to Securities and Exchange Commission guidelines. For B, C and Institutional Class shares, the 30-day SEC current yields as of July 31, 1999 were 5.89%, 5.89% and 6.91% for Delaware Corporate Bond Fund and 6.43%, 6.41% and 7.43% for Delaware Extended Duration Bond Fund.

for current
  income
     4

     For their lifetime periods, the Funds have not performed as well as the average of funds with similar strategies, as tracked by Lipper Analytical (see page 1 for further detail). Lipper Analytical Services averages the performance of 126 mutual funds that invest in bonds with an average rating of BBB. It is worth noting that Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund have been operating for a very short period-less than one year. Because economic conditions tend to vary over time, this short time frame may not accurately reflect the Funds' long-term potential.

(photo of computer keyboard)

     Delaware Extended Duration Bond Fund, in particular, has performed as we would expect, given a rising interest-rate environment. The Fund is required to hold securities that are long in duration (duration is a common measure of a bond or bond fund's sensitivity to interest rates. The longer the duration, the more the bond's price will change for a given increase or decrease in interest rates), typically between 8 and 11 years. Because the Lipper category to which these Funds are assigned does not place any restrictions on duration, the universe that Delaware Extended Duration Bond Fund is measured against may have very different durations. Currently, the average duration of the funds in this category is shorter than this Fund. Because of this, when interest rates went up, Delaware Extended Duration Bond Fund's bond prices declined more than mutual funds with shorter durations. Funds with a longer average duration should, in our opinion, perform well over the coming year, as we expect interest rates to stabilize.

                                                                        strategy

     Delaware Corporate Bond Fund performed favorably compared to its unmanaged benchmark, the Salomon Smith Barney Large Pension Fund Index and slightly underperformed the Lehman Brothers Corporate Bond Index (see page 1). The Fund's duration typically falls between 4 and 7 years. Because of the Fund's shorter duration, its reaction to the recent movements in interest rates was less severe than for funds with longer durations.

                                                                     for current
                                                                       income
                                                                          5

INVESTMENT STRATEGY
When selecting bonds for the Funds' portfolios, our careful selection process includes economic, industry and company specific factors. We generally look for bonds that exhibit the following characteristics:

o Quality. We generally focus on investment grade bonds-that is, bonds rated BBB or higher. Compared to lower rated bonds, these bonds tend to involve less risk that an issuer won't be able to pay interest or principal. At the same time, they provide potential for higher income than the higher quality securities.
o Liquidity. Purchasing bonds that can easily be bought and sold is a key component of our selection process.
o Positive outlook for the industry and company. For each bond we consider, we extensively research the issuing company as well as its respective industry. We look for companies that exhibit quality management, strong balance sheets, operating cash flows and plans for future growth.
o Relative value in the marketplace. Bonds that are inexpensively priced and issued by good companies should, in our opinion, provide attractive total return over time.

WE ARE CURRENTLY WORKING TO SLIGHTLY REPOSITION EACH FUND - SEEKING TO EMPHASIZE BONDS WITH SHORTER MATURITIES IN THE DELAWARE CORPORATE BOND FUND AND LONGER MATURITIES IN THE DELAWARE EXTENDED DURATION BOND FUND.

     Delaware Extended Duration Bond Fund will typically have an average duration between 8 and 11 years. This makes the Fund suitable for investors with a long time horizon or greater tolerance for risk. The average duration of Delaware Corporate Bond Fund will generally be between 4 and 7 years, suitable for more conservative investors who desire less exposure to fluctuations in principal.

CURRENT POSITIONING
Corporate bonds continue to make up the majority of each portfolio's holdings (82% for Delaware Corporate Bond Fund and 84% for Delaware Extended Duration Bond Fund.) Despite an interest rate increase, corporate bonds remain, in our opinion, a very attractive asset class. In order to maintain an investment portfolio that remains in line with our investment strategy, we are currently working to slightly reposition each Fund - seeking to emphasize bonds with shorter maturities in the Delaware Corporate Bond Fund and longer maturities in the Delaware Extended Duration Bond Fund. Also, we are planning to reduce our reliance on interest rate futures contracts, an agreement that requires us to buy or sell a specific amount of Treasury securities at a particular price on a pre-designated date. We used futures as a way to control the overall duration profile of the Funds.

                                                                     positioning

(Chart)
PORTFOLIO SELECTION PROCESS
--------------------------------------------------------------------------------
                         Investment Grade Bonds
                                   |
                           Liquidity Factors
                                   |
                     Industry and Company Research
                                   |
                        Relative Value Analysis
                                   |
                   |---------------------------------|
                   |                                 |
           Delaware Corporate           Delaware Extended Duration
           Bond Fund Portfolio             Bond Fund Portfolio
for current
  income
     6

(photo of people on beach)

OUTLOOK
We currently consider corporate securities, in general, to be inexpensive compared to their fair market value. This, coupled with a substantial volume of new issues in the past few months, has given us an opportunity to buy what we believe are attractively priced securities. Going forward, we will continue to reposition both Funds' portfolios by employing the following strategies:

o Reducing the level of non corporate bonds held in the portfolio as more corporate and longer duration securities (for Delaware Extended Duration Bond Fund) and shorter duration securities (for Delaware Corporate Bond
     Fund) become available;
o Increase corporate exposure as corporate issues that meet our length and credit qualifications become available; and,
o Further shorten the duration for Delaware Corporate Bond Fund and further lengthen the duration for Delaware Extended Duration Bond Fund.

outlook

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

(Pie Chart)

       DELAWARE CORPORATE BOND FUND

Corporate Bonds                                82.1%
U.S. Treasury Obligations                      13.0%
Mortgage-Backed Securities                      2.4%
CMOs                                            2.3%
Cash and Other Assets                           0.2%

(Pie Chart)

    DELAWARE EXTENDED DURATION BOND FUND

Corporate Bonds                                83.6%
U.S. Treasury Obligations                      13.2%
Mortgage-Backed Securities                      2.6%
CMOs                                            0.6%
                                                                     for current
                                                                       income
                                                                          7

PERFORMANCE SUMMARY

(Line Graph)
DELAWARE CORPORATE BOND FUND
DELAWARE EXTENDED DURATION BOND FUND
--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
SEPTEMBER 15, 1998 (FUND INCEPTION) TO JULY 31, 1999


                  Delaware           Delaware
               Corporate Bond     Extended Duration      Salomon Smith Barney       Lehman Brothers
                   Fund A            Bond Fund          Large Pension Fund Index  Corporate Bond Index
Sep. '98           $9,532              $9,532                    $10,000                $10,000
Oct. '98            9,740               9,740                      9,807                  9,846
Nov. '98            9,757               9,792                     10,091                 10,031
Dec. '98            9,822               9,825                     10,111                 10,060
Jan. '99            9,936               9,957                     10,239                 10,160
Feb. '99            9,633               9,584                      9,909                  9,919
Mar. '99            9,712               9,626                      9,963                  9,995
Apr. '99            9,743               9,639                      9,976                 10,024
May. '99            9,596               9,439                      9,800                  9,889
Jun. '99            9,521               9,331                      9,677                  9,838
Jul. '99           $9,498              $9,273                    $ 9,595                $ 9,784

Chart assumes $10,000 invested on September 15, 1998, a 4.75% front-end sales charge and reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Past performance does not guarantee future results.

Please note that the Lehman Brothers Corporate Bond Index has been added as a benchmark for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund. The index is based on all publicly issued intermediate investment-grade domestic corporate debt. It is our opinion that this index more accurately reflects the investment objectives of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund. This Index will be used as the primary benchmark for the Funds in the future.

FUND PERFORMANCE
--------------------------------------------------------------------------------
CUMULATIVE RETURNS THROUGH JULY 31, 1999

                                 Delaware Corporate    Delaware Extended
                                      Bond Fund       Duration Bond Fund
                                       Lifetime             Lifetime
--------------------------------------------------------------------------------
A Class (Est. 9/15/98)
  Excluding Sales Charge.               -0.34%               -2.68%
  Including Sales Charge.               -5.01%               -7.24%
--------------------------------------------------------------------------------
B Class (Est. 9/15/98)
  Excluding Sales Charge.               -0.88%               -3.28%
  Including Sales Charge.               -4.72%               -7.03%
--------------------------------------------------------------------------------
C Class (Est. 9/15/98)
  Excluding Sales Charge.               -0.88%               -3.15%
  Including Sales Charge.               -1.84%               -4.09%

All performance includes reinvestment of distributions and applicable sales charge as described below. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results. Performance for B Class and C Class shares excluding sales charge assumes either contingent sales charges did not apply or the investment was not redeemed.

A Class shares have a 4.75% front-end sales charge and a 12b-1 fee.
B Class shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.
C Class shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

Cumulative total returns for the lifetime period ended July 31, 1999 were -0.14% for Delaware Corporate Bond Fund's Institutional Class and -2.52% for Delaware Extended Duration Bond Fund's Institutional Class.

8 for current income

FINANCIAL STATEMENTS

DELAWARE GROUP INCOME FUNDS, INC. - DELAWARE CORPORATE BOND FUND
STATEMENT OF NET ASSETS
JULY 31, 1999
--------------------------------------------------------------------------------
                                                        Principal      Market
                                                          Amount       Value
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED
  SECURITIES - 2.36%
Federal National Mortgage Association
  5.375% 3/15/02* ....................................  $1,400,000  $ 1,373,750
                                                                    ------------
Total Agency Mortgage-Backed Securities
  (cost $1,402,436 )                                                  1,373,750
                                                                    ------------

COLLATERALIZED MORTGAGE
  OBLIGATIONS (CMO'S) - 2.28%
Government National Mortgage Association
  6.85% 12/20/25......................................   1,000,000      974,178
Mortgage Capital Funding 7.224% 9/20/06 ..............     355,000      352,227
                                                                    ------------
Total Collateralized Mortgage Obligations
  (cost $1,367,239 )                                                  1,326,405
                                                                    ------------
CORPORATE BONDS - 82.10%
Automobile & Automotive Parts - 6.10%
Federal Mogul 7.50% 1/15/09 ..........................     500,000      464,375
Lear 8.11% 5/15/09....................................     500,000      495,625
Meritor Auto 6.80% 2/15/09............................     655,000      616,519
TRW 6.875% 6/1/04 ....................................   2,000,000    1,970,000
                                                                    ------------
                                                                      3,546,519
                                                                    ------------
BANKING - 11.95%
Banco Sud Americano 7.60% 3/15/07 ....................     500,000      362,500
Bank One 6.40% 8/1/02 ................................   2,225,000    2,216,656
Capital One Bank 6.15% 6/1/01 ........................   1,000,000      987,480
Chase Manhattan 6.75% 8/15/08 ........................   1,600,000    1,556,000
JP Morgan 6.00% 1/15/09 ..............................   2,000,000    1,822,500
                                                                    ------------
                                                                      6,945,136
                                                                    ------------
CABLE, MEDIA & PUBLISHING - 7.92%
News America Holdings 7.75% 12/1/45 ..................     900,000      839,250
Time Warner 9.125% 1/15/13............................   1,125,000    1,286,719
Viacom 7.625% 1/15/16 ................................   2,500,000    2,475,000
                                                                    ------------
                                                                      4,600,969
                                                                    ------------
CHEMICALS - 1.72%
Equistar Chemicals 8.75% 2/15/09......................   1,000,000    1,002,500
                                                                    ------------
                                                                      1,002,500
                                                                    ------------
COMPUTERS & TECHNOLOGY - 2.23%
Seagate Technology 7.45% 3/1/37 ......................     880,000      799,700
Sun Microsystems 7.35% 8/15/04........................     500,000      499,177
                                                                    ------------
                                                                      1,298,877
                                                                    ------------
CONSUMER PRODUCTS - 4.57%
Protection One 8.125% 1/15/09 ........................     550,000      503,250
Tommy Hilfiger 6.85% 6/1/08 ..........................   2,300,000    2,153,375
                                                                    ------------
                                                                      2,656,625
                                                                    ------------
CORPORATE BONDS (CONTINUED)
ELECTRONICS & ELECTRICAL EQUIPMENT - 3.42%
Israel Electric 7.75% 3/1/09..........................  $2,000,000  $ 1,987,500
                                                                    ------------
                                                                      1,987,500
                                                                    ------------
ENERGY - 0.89%
RBF Finance 11.00% 3/15/06............................     500,000      520,000
                                                                    ------------
                                                                        520,000
                                                                    ------------
FINANCE - 19.46%
Commercial Credit 6.50% 8/1/04........................   1,250,000    1,232,813
Conseco Finance 8.80% 4/1/27..........................   1,000,000      906,250
Fairfax Financial Holdings 7.375% 3/15/06 ............     600,000      574,500
Ford Motor Credit 5.80% 1/12/09 ......................   1,500,000    1,351,875
General Electric Capital 8.85% 3/1/07 ................   1,000,000    1,111,250
Goldman Sachs Group 6.65% 5/15/09 ....................     500,000      476,250
Heller Financial 6.00% 3/19/04........................   1,000,000      960,000
Lehman Brothers 6.625% 2/5/06 ........................     890,000      846,613
Meditrust 7.82% 9/10/26 ..............................     650,000      586,625
Morgan Stanley Dean Witter 5.625% 1/20/04 ............   1,000,000      948,750
Pemex Finance 9.69% 8/15/09 ..........................   1,360,000    1,336,200
Popular 6.63% 1/15/04 ................................   1,000,000      972,500
                                                                    ------------
                                                                     11,303,626
                                                                    ------------
HEALTHCARE & PHARMACEUTICALS - 1.07%
Tenet Healthcare 8.00% 1/15/05........................     500,000      482,500
United Health Care 6.60% 12/1/03......................     145,000      140,469
                                                                    ------------
                                                                        622,969
                                                                    ------------
INDUSTRIAL MACHINERY - 1.73%
Rohm & Haas 6.95% 7/15/04 ............................   1,000,000    1,006,250
                                                                    ------------
                                                                      1,006,250
                                                                    ------------
LEISURE, LODGING & ENTERTAINMENT - 2.73%
HMH Properties 8.45% 12/1/08..........................     625,000      593,750
Park Place Entertainment 7.95% 8/1/03 ................   1,000,000      990,000
                                                                    ------------
                                                                      1,583,750
                                                                    ------------
METALS & MINING - 0.92%
AK Steel Corp 7.88% 2/15/09 ..........................     550,000      536,250
                                                                    ------------
                                                                        536,250
                                                                    ------------
MISCELLANEOUS - 6.04%
Residential Reinsurance 8.71% 6/1/00..................     500,000      500,000
Qatar State 9.50% 5/21/09 ............................   1,000,000    1,017,500
Republic of Korea 8.875% 4/15/08......................   1,200,000    1,227,000
Republic of South Africa 9.13% 5/19/09................     775,000      765,313
                                                                    ------------
                                                                      3,509,813
                                                                    ------------
PACKAGING & CONTAINERS - 1.06%
Owens-Illinois 8.10% 5/15/07..........................     625,000      617,969
                                                                    ------------
                                                                        617,969
                                                                    ------------
                                                            for current income 9

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
                                                        Principal      Market
                                                          Amount       Value
--------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
RETAIL - 5.38%
K Mart 7.95% 2/1/23 ..................................  $  550,000  $   521,125
Saks 8.25% 11/15/08 ..................................   2,500,000    2,603,125
                                                                    ------------
                                                                      3,124,250
                                                                    ------------
TELECOMMUNICATIONS - 3.85%
A T & T 6.50% 3/15/29 ................................   1,500,000    1,344,375
Cox Communications 6.15% 8/1/03 ......................     250,000      243,750
MCI Worldcom 7.55% 4/1/04 ............................     630,000      647,325
                                                                    ------------
                                                                      2,235,450
                                                                    ------------
TRANSPORTATION & SHIPPING - 1.06%
Atlas Air Lines 8.77% 1/2/11..........................     625,000      614,547
                                                                    ------------
                                                                        614,547
                                                                    ------------
Total Corporate Bonds (cost $49,876,669)                             47,713,000
                                                                    ------------

U.S. TREASURY OBLIGATIONS - 13.04%
U.S. Treasury Notes 5.00% 4/30/01 ....................   6,350,000    6,291,102
U.S. Treasury Notes 5.50% 5/15/09 ....................   1,325,000    1,284,936
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $7,574,918 )                                                  7,576,038
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 99.78%
  (cost $60,221,262)...........................................     $57,989,193
Receivables and other assets net of liabilities - 0.22%........         127,946
                                                                    ------------
NET ASSETS APPLICABLE TO 11,010,683 SHARES
  ($1 par value) Outstanding - 100.0%..........................     $58,117,139
                                                                    ============


NET ASSET VALUE - DELAWARE CORPORATE BOND FUND A CLASS
  ($1,377,068 / 260,888 shares)......................................     $5.28
                                                                          ======
NET ASSET VALUE - DELAWARE CORPORATE BOND FUND B CLASS
  ($1,235,731 / 234,116 shares)......................................     $5.28
                                                                          ======
NET ASSET VALUE - DELAWARE CORPORATE BOND FUND C CLASS
  ($302,843 / 57,378 shares).........................................     $5.28
                                                                          ======
NET ASSET VALUE - DELAWARE CORPORATE BOND FUND
  INSTITUTIONAL CLASS
  ($55,201,497 / 10,458,301 shares)..................................     $5.28
                                                                          ======

COMPONENTS OF NET ASSETS AT JULY 31, 1999:
  Common stock, $1 par value, 200,000,000 shares authorized
  to the Fund with 100,000,000 shares allocated to Delaware
  Corporate Bond Fund A Class, 25,000,000 shares allocated to
  Delaware Corporate Bond Fund B Class, 25,000,000 shares
  allocated to Delaware Corporate Bond Fund C Class and
  50,000,000 shares allocated to Delaware Corporate Bond
  Fund Institutional Class.......................................   $61,940,081
Accumulated net realized loss on investments and
  futures contracts .............................................    (1,676,186)
Net unrealized depreciation of investments and
  futures contracts..............................................    (2,146,756)
                                                                    ------------
Total net assets.................................................   $58,117,139
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE CORPORATE BOND FUND
Net asset value A Class (A)...........................................    $5.28
Sales charge (4.75% of offering price or 4.92% of amount
  invested per share) (B).............................................     0.26
                                                                          ------
Offering price........................................................    $5.54
                                                                          ======
----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See how to buy shares in the current prospectus for purchases of $100,000 or more.

* Fully or partially pledged as collateral for financial futures contracts.

                             See accompanying notes

10  for current income

DELAWARE GROUP INCOME FUNDS, INC. -
DELAWARE EXTENDED DURATION BOND FUND
STATEMENT OF NET ASSETS
JULY 31, 1999
--------------------------------------------------------------------------------
                                                        PRINCIPAL    MARKET
                                                         AMOUNT       VALUE
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED
  SECURITIES - 2.59%
Federal National Mortgage Association
  5.375% 3/15/02* .................................... $ 1,500,000  $ 1,471,875
                                                                    ------------
Total Agency Mortgage-Backed Securities
  (cost $1,479,270) ..................................                1,471,875
                                                                    ------------

COLLATERALIZED MORTGAGE
  OBLIGATIONS (CMO'S) - 0.63%
Mortgage Capital Funding 7.224% 9/20/06 ..............     360,000      357,188
                                                                    ------------
Total Collateralized Mortgage Obligations
  (cost $369,591) ....................................                  357,188
                                                                    ------------

CORPORATE BONDS - 83.60%
Automobile & Automotive Parts - 9.60%
Federal Mogul 7.50% 1/15/09 ..........................     500,000      464,375
Ford Motor 6.625% 10/1/28 ............................   1,000,000      887,500
General Motors 6.75% 5/1/28 ..........................   1,250,000    1,125,000
Lear 8.11% 5/15/09....................................     500,000      495,625
Meritor Auto 6.80% 2/15/09............................     570,000      536,512
TRW 7.75% 6/1/29......................................   2,000,000    1,947,500
                                                                    ------------
                                                                      5,456,512
                                                                    ------------
BANKING - 6.23%
Banco Sud Americano 7.60% 3/15/07 ....................     500,000      362,500
Chase Manhattan 6.75% 8/15/08 ........................   1,400,000    1,361,500
JP Morgan 6.00% 1/15/09 ..............................   2,000,000    1,822,500
                                                                    ------------
                                                                      3,546,500
                                                                    ------------
CABLE, MEDIA & PUBLISHING - 8.68%
News America Holdings 7.75% 12/1/45 ..................   1,681,000    1,567,532
Time Warner 9.125% 1/15/13............................   1,125,000    1,286,719
Viacom 7.625% 1/15/16 ................................   2,100,000    2,079,000
                                                                    ------------
                                                                      4,933,251
                                                                    ------------
CHEMICALS - 1.76%
Equistar Chemicals 8.75% 2/15/09......................   1,000,000    1,002,500
                                                                    ------------
                                                                      1,002,500
                                                                    ------------
COMPUTERS & TECHNOLOGY - 1.31%
Seagate Technology 7.45% 3/1/37 ......................     820,000      745,175
                                                                    ------------
                                                                        745,175
                                                                    ------------
CONSUMER PRODUCTS - 7.28%
Penzoil-Quaker State 7.375% 4/1/29....................   2,000,000    1,870,000
Protection One 8.125% 1/15/09 ........................     450,000      411,750
Tommy Hilfiger 6.85% 6/1/08 ..........................   1,985,000    1,858,456
                                                                    ------------
                                                                      4,140,206
                                                                    ------------
ELECTRONICS & ELECTRICAL EQUIPMENT - 3.50%
Israel Electric 7.75% 3/1/09..........................   2,000,000    1,987,500
                                                                    ------------
                                                                      1,987,500
                                                                    ------------
ENERGY - 3.36%
Conoco 6.95% 4/15/29..................................   1,500,000    1,387,500
RBF Finance 11.00% 3/15/06............................     500,000      520,000
                                                                    ------------
                                                                      1,907,500
                                                                    ------------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
FINANCE - 19.07%
Conseco Finance 8.80% 4/1/27.......................... $ 1,000,000  $   906,250
Fairfax Financial 7.375% 4/15/18......................   1,000,000      878,750
Fairfax Financial 7.375% 3/15/06......................     650,000      622,375
Fidelity Investments 7.57% 6/15/29....................   1,000,000      975,000
Florida Windstorm 7.125% 2/25/19......................     500,000      476,250
Ford Motor Credit 5.80% 1/12/09 ......................   1,500,000    1,351,875
Goldman Sachs Group 6.65% 5/15/09 ....................     500,000      476,250
Heller Financial 6.00% 3/19/04........................   1,000,000      960,000
Keycorp Capital III 7.75% 7/15/29 ....................   1,000,000      961,250
KN Capital Trust III 7.63% 4/15/28....................   1,000,000      917,500
Lehman Brothers 6.625% 2/5/06 ........................     770,000      732,462
Meditrust 7.82% 9/10/26 ..............................     650,000      586,625
Pemex Finance 10.61% 8/15/17..........................   1,000,000      993,750
                                                                    ------------
                                                                     10,838,337
                                                                    ------------
HEALTHCARE & PHARMACEUTICALS - 0.85%
Tenet Healthcare 8.00% 1/15/05........................     500,000      482,500
                                                                    ------------
                                                                        482,500
                                                                    ------------
INDUSTRIAL MACHINERY - 1.78%
Rohm & Haas 7.85% 7/15/29 ............................   1,000,000    1,008,750
                                                                    ------------
                                                                      1,008,750
                                                                    ------------
LEISURE, LODGING & ENTERTAINMENT - 1.04%
HMH Properties 8.45% 12/1/08..........................     625,000      593,750
                                                                    ------------
                                                                        593,750
                                                                    ------------
METALS & MINING - 0.77%
AK Steel Corp 7.875% 2/15/09..........................     450,000      438,750
                                                                    ------------
                                                                        438,750
                                                                    ------------
MISCELLANEOUS - 5.87%
Qatar State 9.50% 5/21/09 ............................   1,000,000    1,017,500
Republic of Columbia 9.75% 4/23/09....................     700,000      582,750
Republic of Korea 8.875% 4/15/08......................   1,000,000    1,022,500
Republic of South Africa 9.125% 5/19/09 ..............     725,000      715,938
                                                                    ------------
                                                                      3,338,688
                                                                    ------------
PACKAGING & CONTAINERS - 1.09%
Owens-Illinois 8.10% 5/15/07..........................     625,000      617,969
                                                                    ------------
                                                                        617,969
                                                                    ------------
RETAIL - 6.20%
Federated Department Stores 7.00% 2/15/28 ............   1,000,000      911,800
K Mart 7.95% 2/1/23 ..................................     450,000      426,375
Saks 8.25% 11/15/08 ..................................   2,100,000    2,186,625
                                                                    ------------
                                                                      3,524,800
                                                                    ------------
TELECOMMUNICATIONS - 4.13%
AT&T 6.50% 3/15/29....................................   1,500,000    1,344,375
Liberty Media 8.50% 7/15/29 ..........................   1,000,000    1,003,750
                                                                    ------------
                                                                      2,348,125
                                                                    ------------
TRANSPORTATION & SHIPPING - 1.08%
Atlas Air Lines 8.77% 1/2/11..........................     625,000      614,547
                                                                    ------------
                                                                        614,547
                                                                    ------------

Total Corporate Bonds (cost $50,201,612)..............               47,525,360
                                                                    ------------
                                                           for current income 11

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
                                                       PRINCIPAL      MARKET
                                                        AMOUNT        VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
U.S. Treasury Obligations - 13.20%
U.S. Treasury Notes 6.375% 8/15/27.................... $5,400,000    $5,467,079
U.S. Treasury Strip
  0.00% 2/15/27 ......................................  7,000,000    1,299,449
  0.00% 2/15/27 ......................................  1,500,000      278,453
  0.00% 5/15/27 ......................................  2,500,000      457,064
                                                                    ------------
Total U.S. Treasury Obligations (cost $7,827,987) ....                7,502,045
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 100.02%
  (cost $59,878,460)............................................    $56,856,468
Liabilities net of receivables and other assets - (0.02%).......        (10,871)
                                                                    ------------
NET ASSETS APPLICABLE TO 11,034,591 SHARES
  ($1 par value) Outstanding - 100.00%..........................    $56,845,597
                                                                    ============

NET ASSET VALUE - DELAWARE EXTENDED DURATION BOND FUND
  A CLASS
  ($1,042,206 / 202,312 shares)......................................     $5.15
                                                                          ======
NET ASSET VALUE - DELAWARE EXTENDED DURATION BOND FUND
  B CLASS
  ($113,694 / 22,070 shares).........................................     $5.15
                                                                          ======
NET ASSET VALUE - DELAWARE EXTENDED DURATION BOND FUND
  C CLASS
  ($58,310 / 11,319 shares)..........................................     $5.15
                                                                          ======
NET ASSET VALUE - DELAWARE EXTENDED DURATION BOND FUND
  INSTITUTIONAL CLASS
  ($55,631,387 / 10,798,890 Shares)..................................     $5.15
                                                                          ======

COMPONENTS OF NET ASSETS AT JULY 31, 1999:
Common stock, $1 par value, 200,000,000 shares authorized
  to the Fund with 100,000,000 shares allocated to Delaware
  Extended Duration Bond Fund A Class, 25,000,000 shares
  allocated to Delaware Extended Duration Bond Fund B Class,
  25,000,000 shares allocated to Delaware Extended Duration
  Bond Fund C Class and 50,000,000 shares allocated to Delaware
  Extended Duration Bond Fund Institutional Class...............    $61,749,300
Accumulated net realized loss on investments and
  futures contracts.............................................     (1,864,211)
Net unrealized depreciation of investments and
  futures contracts.............................................     (3,039,492)
                                                                    ------------
Total net assets................................................    $56,845,597
                                                                    ============

NET ASSET VALUE AND OFFERING PER SHARE -
  DELAWARE EXTENDED DURATION BOND FUND
Net asset value A Class (A)..........................................     $5.15
Sales charge (4.75% of offering price or 5.05% of the amount
  invested per share) (B)............................................      0.26
                                                                          ------
Offering price.......................................................     $5.41
                                                                          ======
----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How To Buy Shares in the current prospectus for purchases of $100,000 or more.

*   Fully or partially pledged as collateral for financial futures contracts.

                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1999

--------------------------------------------------------------------------------
                                                         Delaware
                                           Delaware      Extended
                                           Corporate     Duration
                                           Bond Fund    Bond Fund
--------------------------------------------------------------------------------
ASSETS:
Investments at market (cost $60,221,262
  and $59,878,460, respectively) .......  $57,989,193  $56,856,468
Receivables for securities sold.........    2,765,017    1,915,318
Interest receivable.....................      877,982    1,111,243
Cash ...................................       16,051     (774,760)
Subscriptions receivable ...............       70,472       99,015
Other assets ...........................       48,562            -
                                          -----------  ------------

Total assets ...........................   61,767,277   59,207,284
                                          -----------  ------------

LIABILITIES:
Payables for securities purchased.......    3,244,492    1,853,710
Accrued expenses .......................      200,133      180,236
Liquidations payable ...................       88,026      217,365
Distributions payable...................      117,487       95,063
Other liabilities.......................            -       15,313
                                          -----------  ------------
Total liabilities.......................    3,650,138    2,361,687
                                          -----------  ------------

TOTAL NET ASSETS .......................  $58,117,139  $56,845,597
                                          ===========  ============

                             See accompanying notes

12  for current income

DELAWARE GROUP INCOME FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD SEPTEMBER 15, 1998*
THROUGH JULY 31, 1999
--------------------------------------------------------------------------------
                                                                     Delaware
                                                       Delaware      Extended
                                                      Corporate      Duration
                                                      Bond Fund     Bond Fund
                                                     ------------  ------------
INVESTMENT INCOME:
Interest...........................................  $ 2,310,860   $ 2,181,653
                                                     ------------  ------------

                                                       2,310,860     2,181,653
                                                     ------------  ------------

EXPENSES:
Management fees ...................................      175,448       178,398
Registration fees .................................       93,992        71,155
Dividend disbursing and transfer agent fees
  and expenses.....................................       59,281        57,987
Accounting and administration .....................       13,789        11,532
Distribution expense...............................        7,474         1,970
Reports and statements to shareholders.............        6,060         5,220
Custodian fees.....................................        2,310         6,224
Professional fees .................................        1,697         1,433
Directors' fees ...................................        1,450         1,311
Taxes (other than taxes on income).................           93            48
Other .............................................        4,494         3,928
                                                     ------------  ------------
                                                         366,088       339,206

Less expenses absorbed by Delaware
  Management Company...............................     (164,598)     (154,108)
Less fees paid indirectly .........................       (1,357)       (4,862)
                                                     ------------  ------------
Total expenses.....................................      200,133       180,236

NET INVESTMENT INCOME .............................    2,110,727     2,001,417
                                                     ------------  ------------

NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on investments...................   (1,652,452)   (1,849,437)
Net change in unrealized appreciation/depreciation
  of investments and futures contracts.............   (2,146,756)   (3,039,492)
                                                     ------------  ------------

NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS AND FUTURES CONTRACTS.............   (3,799,208)   (4,888,929)
                                                     ------------  ------------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .................................  $(1,688,481)  $(2,887,512)
                                                     ============  ============
----------------------
*   Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                           Delaware
                                                         Delaware          Extended
                                                        Corporate          Duration
                                                        Bond Fund         Bond Fund
                                                     ----------------  ----------------
                                                      For the period    For the period
                                                         9/15/98*          9/15/98*
                                                         through           through
                                                         7/31/99           7/31/99
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income .............................  $     2,110,727   $     2,001,417
Net realized loss on investments...................       (1,652,452)       (1,849,437)
Net change in unrealized appreciation/depreciation
  of investments and futures contracts.............       (2,146,756)       (3,039,492)
                                                     ----------------  ----------------
Net decrease in net assets resulting
  from operations .................................       (1,688,481)       (2,887,512)
                                                     ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  A Class .........................................          (45,318)          (31,630)
  B Class .........................................          (20,299)           (1,275)
  C Class .........................................           (7,907)           (1,261)
  Institutional Class .............................       (2,037,203)       (1,967,251)
Net realized gain on investments:
  A Class .........................................             (649)             (403)
  B Class .........................................              (26)               (3)
  C Class .........................................              (37)              (13)
  Institutional Class .............................          (23,022)          (14,355)
                                                     ----------------  ----------------
                                                          (2,134,461)       (2,016,191)
                                                     ----------------  ----------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class .........................................        1,919,685         1,303,923
  B Class .........................................        1,413,525           172,849
  C Class .........................................          446,292            62,451
  Institutional Class .............................       70,556,107        70,284,574
Net asset value of shares issued upon reinvestment
  of distributions from net investment income and
  net realized gain on investments:
  A Class .........................................           39,760            29,500
  B Class .........................................            9,222             1,068
  C Class .........................................            6,038               469
  Institutional Class .............................        1,788,078         1,718,312
                                                     ----------------  ----------------
                                                          76,178,707        73,573,146
                                                     ----------------  ----------------

Cost of shares repurchased:
  A Class .........................................         (508,014)         (220,356)
  B Class .........................................         (132,179)          (54,753)
  C Class .........................................         (130,682)             (187)
  Institutional Class .............................      (13,467,751)      (11,548,550)
                                                     ----------------  ----------------
                                                         (14,238,626)      (11,823,846)
                                                     ----------------  ----------------
Increase in net assets derived from capital
  share transactions...............................       61,940,081        61,749,300
                                                     ----------------  ----------------

NET INCREASE IN NET ASSETS.........................       58,117,139        56,845,597

NET ASSETS:
Beginning of period ...............................          -                 -
                                                     ----------------  ----------------
End of period .....................................  $    58,117,139   $    56,845,597
                                                     ================  ================

----------------------
* Date of commencement of operations.


                             See accompanying notes
                                                           for current income 13

DELAWARE  GROUP  INCOME  FUNDS,  INC.
FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                                   Delaware Corporate Bond Fund
                                                                              A           B           C        Institutional
                                                                            Class       Class       Class          Class
----------------------------------------------------------------------------------------------------------------------------
                                                                          9/15/98(1)  9/15/98(1)  9/15/98(1)    9/15/98(1)
                                                                              to          to          to            to
                                                                           7/31/99     7/31/99     7/31/99        7/31/99
Net asset value, beginning of period ...................................  $   5.500   $   5.500   $   5.500   $        5.500

Income (loss) from investment operations:
  Net investment income.................................................      0.201       0.171       0.171            0.212
  Net realized and unrealized loss on investments and futures contracts.     (0.216)     (0.216)     (0.216)          (0.216)
                                                                          ----------  ----------  ----------  ---------------
  Total from investment operations .....................................     (0.015)     (0.045)     (0.045)          (0.004)
                                                                          ----------  ----------  ----------  ---------------

Less dividends and distributions:
  Dividends from net investment income .................................     (0.201)     (0.171)     (0.171)          (0.212)
  Distributions from net realized gain on investments...................     (0.004)     (0.004)     (0.004)          (0.004)
                                                                          ----------  ----------  ----------  ---------------
  Total dividends and distributions.....................................     (0.205)     (0.175)     (0.175)          (0.216)
                                                                          ----------  ----------  ----------  ---------------
Net asset value, end of period .........................................  $   5.280   $   5.280   $   5.280   $        5.280
                                                                          ==========  ==========  ==========  ===============

Total return2...........................................................     (0.34%)     (0.88%)     (0.88%)          (0.14%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted)...............................  $   1,377   $   1,236   $     303   $       55,201
  Ratio of expenses to average net assets...............................      0.80%       1.55%       1.55%            0.55%
  Ratio of expenses to average net assets prior to
    expense limitation and fees paid indirectly.........................      1.26%       2.01%       2.01%            1.01%
  Ratio of net investment income to average net assets .................      5.75%       5.00%       5.00%            6.00%
  Ratio of net investment income to average net assets
    prior to expense limitation and fees paid indirectly ...............      5.29%       4.54%       4.54%            5.54%
  Portfolio turnover ...................................................       175%        175%        175%             175%

                                                                                     Delaware Extended Duration Bond Fund
                                                                               A            B            C        Institutional
                                                                             Class        Class        Class          Class
--------------------------------------------------------------------------------------------------------------------------------
                                                                          9/15/98(1)   9/15/98(1)   9/15/98(1)     9/15/98(1)
                                                                              to           to           to             to
                                                                            7/31/99      7/31/99      7/31/99        7/31/99
Net asset value, beginning of period ...................................  $    5.500   $    5.500   $    5.500   $    5.500

Income (loss) from investment operations:
  Net investment income.................................................       0.206        0.172        0.180        0.215
  Net realized and unrealized loss on investments and futures contracts.      (0.347)      (0.347)      (0.347)      (0.347)
                                                                          -----------  -----------  -----------  -----------
  Total from investment operations .....................................      (0.141)      (0.175)      (0.167)      (0.132)
                                                                          -----------  -----------  -----------  -----------

Less dividends and distributions:
  Dividends from net investment income .................................      (0.206)      (0.172)      (0.180)      (0.215)
  Distributions from net realized gain on investments...................      (0.003)      (0.003)      (0.003)      (0.003)
                                                                          -----------  -----------  -----------  -----------
  Total dividends and distributions.....................................      (0.209)      (0.175)      (0.183)      (0.218)
                                                                          -----------  -----------  -----------  -----------
Net asset value, end of period .........................................  $    5.150   $    5.150   $    5.150   $    5.150
                                                                          ===========  ===========  ===========  ===========

Total return(2).........................................................      (2.68%)      (3.28%)      (3.15%)      (2.52%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted)...............................  $    1,042   $      114   $       58   $   55,631
  Ratio of expenses to average net assets...............................       0.80%        1.55%        1.55%        0.55%
  Ratio of expenses to average net assets prior
    to expense limitation and fees paid indirectly .....................       1.27%        2.02%        2.02%        1.02%
  Ratio of net investment income to average net assets .................       5.88%        5.13%        5.13%        6.13%
  Ratio of net investment income to average net
    assets prior to expense limitation and fees paid indirectly.........       5.41%        4.66%        4.66%        5.66%
  Portfolio turnover ...................................................        201%         201%         201%         201%
----------------------
1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized. 2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of
distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

14  for current income

DELAWARE GROUP INCOME FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1999
--------------------------------------------------------------------------------
Delaware Group Income Funds, Inc. is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Delaware Business Trust and offers five series: the Delaware Corporate Bond Fund, the Delaware Delchester Fund, the Delaware Extended Duration Bond Fund, the Delaware High-Yield Opportunities Fund and the Strategic Income Fund. These financial statements and related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a "Fund" or collectively as the "Funds"). The Funds offer four classes of shares. The A Class carries a front-end sales charge of 4.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level load deferred sales charge and the Institutional Class has no sales charge.

The investment objective of the Funds is to provide investors with total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.

Federal Income Taxes - Each Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Funds declare dividends daily from net investment income and pay such dividends monthly and declare and pay distributions form net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses were approximately $811 for the Delaware Corporate Bond Fund and $752 for the Delaware Extended Duration Bond Fund for the period ended July 31, 1999. In addition, the Funds receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. These credits were $546 and $4,110 respectively for the period ended July 31, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding offset shown as "Fees paid indirectly".

2. Investment Management and Other Transactions with Affiliates In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company (DMC), the Investment Manager, an annual fee based on their average daily net assets at the following rates:

       Delaware Corporate                     Delaware Extended Duration
          Bond Fund                                 Bond Fund
---------------------------------       ---------------------------------
On the first $500 million...0.500%      On the first $500 million.. 0.550%
On the next $500 million... 0.475%      On the next $500 million... 0.500%
On the next $1.5 billion... 0.450%      On the next $1.5 billion... 0.450%
In excess of $2.5 billion.. 0.425%      In excess of $2.5 billion.. 0.425%

At July 31, 1999 the liability for Investment Management Fees and other expenses payable to DMC were as follows:

     Delaware Corporate                Delaware Extended Duration
         Bond Fund                            Bond Fund
---------------------------------  ---------------------------------
          $18,001                              $30,200

DMC has elected to waive that portion of the management fee and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution and extraordinary expenses, exceed 0.55% of average daily net assets for each Fund through October 31, 1999.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Funds pay DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At July 31, 1999, the Funds had payables for such fees and other expenses payable to DSC as follows:

     Delaware Corporate                Delaware Extended Duration
         Bond Fund                            Bond Fund
---------------------------------  ---------------------------------
          $77,701                              $77,231

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Fund. No distribution expenses are paid by the Institutional Class. At July 31, 1999, the Funds had payables for distribution fees and other expenses payable to DDLP as follows:

     Delaware Corporate                Delaware Extended Duration
         Bond Fund                            Bond Fund
---------------------------------  ---------------------------------
         $122,864                              $110,033

For the period ended July 31, 1999, DDLP earned $1,227 for commissions on the sales of the Fund A Class shares for the Delaware Corporate Bond Fund and $86 for commissions on the sale of Fund A Class shares for the Delaware Extended Duration Bond Fund.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

                                                           for current income 15

NOTES TO FINANCIAL STATEMENTS

3. Investments
For the period ended July 31, 1999, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                                   Delaware
                                     Delaware      Extended
                                    Corporate      Duration
                                    Bond Fund     Bond Fund
                                   ------------  ------------
Purchases........................  $129,796,795  $136,149,873
Sales ...........................  $ 67,949,974  $ 74,483,313

At July 31, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                      Delaware
                                        Delaware      Extended
                                       Corporate      Duration
                                       Bond Fund     Bond Fund
                                      ------------  ------------
Cost of investments ................  $60,221,262   $59,952,770
                                      ============  ============
Aggregate unrealized appreciation...  $    39,462   $    47,540
Aggregate unrealized depreciation...   (2,271,531)   (3,143,842)
                                      ------------  ------------
Net unrealized depreciation ........  $(2,232,069)  $(3,096,302)
                                      ============  ============

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Delaware
                                             Delaware     Extended
                                             Corporate    Duration
                                             Bond Fund    Bond Fund
                                            -----------  -----------
                                              9/15/98*     9/15/98*
                                                 to           to
                                               7/31/99      7/31/99
Shares sold:
  A Class.................................     344,744      236,728
  B Class.................................     256,938       31,768
  C Class.................................      79,951       11,269
  Institutional Class.....................  12,583,775   12,605,679

Shares issued upon reinvestment of
  distributions from net investment income
  and net realized gain on investments:
  A Class.................................       7,270        5,456
  B Class.................................       1,718          203
  C Class.................................       1,106           86
  Institutional Class.....................     327,043      318,397
                                            -----------  -----------
                                            13,602,545   13,209,586
                                            -----------  -----------

Shares repurchased:
  A Class.................................     (91,126)     (39,872)
  B Class.................................     (24,540)      (9,901)
  C Class.................................     (23,679)         (36)
  Institutional Class.....................  (2,452,517)  (2,125,186)
                                            -----------  -----------
                                            (2,591,862)  (2,174,995)
                                            -----------  -----------

Net increase .............................  11,010,683   11,034,591
                                            ===========  ===========

5. Futures Contracts
The Funds invest in financial futures contracts for the purpose of hedging their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market rates. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss

Financial futures contracts open at July 31, 1999 were as follows:

Delaware Corporate Bond Fund
                                           Notional                      Unrealized
               Contracts                  Cost Amount   Expiration Date     Gain
---------------------------------------  -------------  ---------------  ----------
42 U.S. 10 Year Treasury note contracts  $ (4,718,438)  September 1999   $   85,313

Delaware Extended Duration Bond Fund
                                           Notional                     Unrealized
               Contracts                 Cost Amount   Expiration Date     Loss
---------------------------------------  ------------  ---------------  ----------
70 U.S. 10 Year Treasury note contracts  $  7,739,375  September 1999   $ (17,500)

6. Market and Credit Risk
Each Fund may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Funds' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

16  for current income

DELAWARE GROUP INCOME FUNDS, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
DELAWARE GROUP INCOME FUNDS, INC. - DELAWARE CORPORATE BOND FUND
DELAWARE GROUP INCOME FUNDS, INC. - DELAWARE EXTENDED DURATION BOND FUND

We have audited the accompanying statements of net assets and the statements of assets and liabilities of Delaware Group Income Funds, Inc - Delaware Corporate Bond Fund and Delaware Group Income Funds, Inc - Delaware Extended Duration Bond Fund (the "Funds") as of July 31, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for the period September 15, 1998 (commencement of operations) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at July 31, 1999, and the results of their operations, changes in their net assets and their financial highlights for the period September 15, 1998 (commencement of operations) through July 31, 1999, in conformity with generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP
                                                 ---------------------
                                                 Ernst & Young LLP

Philadelphia, Pennsylvania
September 6, 1999
--------------------------------------------------------------------------------
PROXY RESULTS
(UNAUDITED)

--------------------------------------------------------------------------------
The Delaware Group Income Funds, Inc. shareholders voted on the following proposal at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of the proposal and number of shares voted were as follows:

1. To elect the Delaware Group Income Funds, Inc. Board of Directors.

                           Shares     Shares Voted
                            Voted       Withheld
                             For       Authority
                        ---------------------------
  Jeffery J. Nick ....  167,789,240    14,445,510
  Walter P. Babich....  167,879,941    14,354,809
  John H. Durham......  168,015,378    14,219,372
  Anthony D. Knerr....  168,075,457    14,159,239
  Ann R. Leven........  168,052,435    14,182,315
  Thomas F. Madison...  168,053,081    14,181,669
  Charles E. Peck ....  168,093,442    14,141,308
  Wayne A. Stork......  168,129,118    14,105,632
  Jan L. Yeomans......  168,135,284    14,099,466

2. To approve a new investment management agreement with Delaware Management Company for the Fund.

                           For     Against  Abstain
                        ---------------------------
Corporate Bond Fund...  3,367,912   15,114  163,994
Extended Duration Fund  3,075,371   22,491  193,262

3. To ratify the selection of Ernst & Young LLP, as the independent auditors for the Delaware Group Income Funds, Inc.

                  For      Against    Abstain
             -----------------------------------
             170,342,196  1,709,355  10,183,195

4. To approve the restructuring of the Delaware Group Income Funds, Inc. from a Maryland Corporation into a Delaware Business Trust.

                 For       Against    Abstain
            -----------------------------------
             133,129,206  5,660,859  12,632,334

THIS ANNUAL REPORT IS FOR THE INFORMATION OF DELAWARE CORPORATE BOND FUND AND DELAWARE EXTENDED Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The Prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Funds. You should read the prospectus carefully before you invest or send money. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

WAYNE A. STORK
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

WALTER P. BABICH
Board Chairman, Citadel Constructors, Inc.
King of Prussia, PA

DAVID K. DOWNES
President and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

JOHN H. DURHAM
Partner, Complete Care Services
Horsham, PA

ANTHONY D. KNERR
Consultant, Anthony Knerr & Associates
New York, NY

ANN R. LEVEN
Treasurer, National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

CHARLES E. PECK
Secretary/Treasurer, Enterprise Homes, Inc.
Fredericksburg, VA

JAN L. YEOMANS
Vice President and Treasurer
3M Corporation
St. Paul, Minnesota

Affiliated Officers

RICHARD J. FLANNERY
Executive Vice President and General Counsel
Delaware Investments Family of Funds
Philadelphia, PA

BRUCE D. BARTON
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

ERIC E. MILLER
Senior Vice President, Secretary
and Deputy General Counsel of the Funds
Delaware Investments Family of Funds
Philadelphia, PA

(photo of globes)

                                                            directors & officers

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

When used with prospective investors, this report must be preceded or accompanied by a current Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. For a prospectus of any other mutual fund from Delaware Investments, contact your financial adviser or Delaware Investments.

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

(photo of globes)

www.delawareinvestments.com

DELAWARE(SM)
INVESTMENTS
---------------------
PHILADELPHIA - LONDON

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

(C) Delaware
Distributors, L.P.

Printed in the USA
on recycled paper

(2110)
AR-460[7/99]PPL9/99